Document and Entity Information	0 Months Ended
Aug. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug 30, 2013
Registrant Name	MORGAN STANLEY MULTI CAP GROWTH TRUST
Central Index Key	0001002427
Amendment Flag	false
Document Creation Date	Aug 30, 2013
Document Effective Date	Aug 30, 2013
Prospectus Date	Mar 29, 2013
Morgan Stanley Multi Cap Growth Trust | A
Risk/Return:
Trading Symbol	CPOAX
Morgan Stanley Multi Cap Growth Trust | B
Risk/Return:
Trading Symbol	CPOBX
Morgan Stanley Multi Cap Growth Trust | L
Risk/Return:
Trading Symbol	CPOCX
Morgan Stanley Multi Cap Growth Trust | I
Risk/Return:
Trading Symbol	CPODX

Morgan Stanley Multi Cap Growth Trust
Morgan Stanley Multi Cap Growth Trust

August 30, 2013

Supplement

SUPPLEMENT DATED AUGUST 30, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY MULTI CAP GROWTH TRUST
Dated March 29, 2013

The following changes to the Prospectus are effective September 16, 2013:

The following replaces the "Annual Fund Operating Expenses" table and related footnotes in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses:"
Annual Fund Operating Expenses Morgan Stanley Multi Cap Growth Trust		A	B	L		I
Advisory Fee		0.67%	0.67%	0.67%	[1]	0.67%
Distribution and/or Shareholder Service (12b-1) Fee	[2]	0.25%	1.00%	0.75%	[1]	none
Other Expenses		0.38%	0.38%	0.38%	[1]	0.38%
Total Annual Fund Operating Expenses	[3]	1.30%	2.05%	1.80%	[1]	1.05%
Fee Waiver and/or Expense Reimbursement	[3]	0.03%	0.03%	0.03%	[1]	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.27%	2.02%	1.77%	[1]	0.92%
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.
[2]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 1.00% to 0.75% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.
[3]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 2.02% for Class B, 1.77% for Class L and 0.92% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following replaces the "Example" tables and related footnote in the section of the Prospectus entitled "Fund Summary—Example:"
If You SOLD Your Shares:
Expense Example Morgan Stanley Multi Cap Growth Trust (USD $)		1 Year	3 Years	5 Years	10 Years
A		648	907	1,185	1,978
B		705	934	1,288	2,155
L	[1]	180	557	959	2,084
I		94	293	509	1,131
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.

If You HELD Your Shares:
Expense Example No Redemption Morgan Stanley Multi Cap Growth Trust (USD $)		1 Year	3 Years	5 Years	10 Years
A		648	907	1,185	1,978
B		205	634	1,088	2,155
L	[1]	180	557	959	2,084
I		94	293	509	1,131
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001002427_SupplementTextBlock

August 30, 2013

Supplement

SUPPLEMENT DATED AUGUST 30, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY MULTI CAP GROWTH TRUST
Dated March 29, 2013

The following changes to the Prospectus are effective September 16, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley Multi Cap Growth Trust
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following replaces the "Annual Fund Operating Expenses" table and related footnotes in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses:"
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 1.00% to 0.75% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following replaces the "Example" tables and related footnote in the section of the Prospectus entitled "Fund Summary—Example:"
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	907
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,978
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	648
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	907
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,978
B
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.02%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,155
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,155
L
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.67%	[3]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[2],[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	180	[3]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557	[3]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959	[3]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,084	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180	[3]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	557	[3]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	959	[3]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,084	[3]
I
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131

[1]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 1.00% to 0.75% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 2.02% for Class B, 1.77% for Class L and 0.92% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[3]	Effective February 25, 2013, Class C shares were renamed Class L shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 29, 2013